Other Assets - Schedule of Other Assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Other Assets [Abstract]
Subscription fees receivables due from distribution channels and online commerce platform partners for unconsumed courses	¥ 28,580	¥ 20,597
Value-added tax receivable	13,352	17,405
Receivables from payment- processing- service providers	31,793	6,335
Prepayment for share repurchase program (Note 15)		6,711
Prepaid advertising fees	5,856	5,788
Prepaid insurance fees	4,245	4,938
Payment for digital contents		4,921
Gift goods to be used in promotion and incentive programs		4,775
Loans and advance to employees	4,972	4,437
Prepayments of service fees	2,835	3,216
Prepayment of software license fee		2,278
Rental deposits refundable within one year	6,619	1,878
Prepaid rental fee	9,046	1,291
Others	2,254	2,217
Total repayment and other current assets	109,552	86,787	$ 12,466
Long-term rental deposits	7,370	8,447
Prepayment for property and equipment	4,641
Total non-current	¥ 12,011	¥ 8,447	$ 1,213